SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
13-Dec-07
Morgan Stanley Capital I Inc.
(I.R.S. Employer Identification No.)
13-3291626
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
15-Nov-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-143623-03
Commission File Number of depositor:
333-143623
(Exact name of sponsor as specified in its charter)
Morgan Stanley Mortgage Capital Holdings LLC; Principal Commercial Funding II, LLC; Royal Bank of
Canada; Prudential Mortgage Capital Funding, LLC
(Former name, former address, if changed since last report)
No Change
Morgan Stanley Capital I Trust 2007-IQ15
1585 Broadway
New York, New York
10036
(212) 761-4000
New York
FORM 10-D
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On December 13, 2007 a distribution was made to holders of Morgan Stanley Capital I Trust 2007-IQ15, Commercial
Mortgage Pass-Through Certificates, Series 2007-IQ15. The monthly report to holders is attached as Exhibit 99.1.
A-1 [___] [___] [_X_]
A-1A [___] [___] [_X_]
A-2 [___] [___] [_X_]
A-3 [___] [___] [_X_]
A-4 [___] [___] [_X_]
A-J [___] [___] [_X_]
A-M [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Morgan Stanley Capital I Trust 2007-IQ15, Commercial
Mortgage Pass-Through Certificates, Series 2007-IQ15, relating to the December 13, 2007 distribution.
Based on borrower's operating statement with the end date of September 30, 2007. Loan 506107356 (ProSupp ID 1,
First Stamford Place) has a Net Operating Income of $ 13,389,048.50
Based on borrower's operating statement with the end date of September 30, 2007. Loan 506107217 (ProSupp ID 2,
Hilton Washington D.C. Hotel) has a Net Operating Income of $ 9,326,251.23
Item 6. Significant Obligors of Pool Assets.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Morgan Stanley Capital I Inc.
A n t h o n y S f a r r a
Vice President
A n t h o n y S f a r r a
/s/ :
12/20/07
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mortgage
Pass-Through Certificates, Series 2007-IQ15, relating to the December 13, 2007 distribution.